Consolidated Balance Sheets (Parenthetical) - $ / shares			2 Months Ended
	Mar. 02, 2021	Feb. 25, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 21, 2020	Dec. 31, 2019
Share dividend	0.1
Common unit, Issued			43,487,583	43,508,833		43,367,583
Common unit, Outstanding			43,487,583	43,508,833		43,367,583
Common Class B [Member]
Share dividend		0.1
Class A Common Units [Member]
Common unit, Authorized			26,000,000	26,000,000		26,000,000
Common unit, Issued			26,000,000	26,000,000		26,000,000
Common unit, Outstanding			26,000,000	26,000,000		26,000,000
Class B Common Units [Member]
Common unit, Authorized				17,333,333	17,333,333	17,333,333
Common unit, Issued			17,333,333	17,333,333		17,333,333
Common unit, Outstanding			17,333,333	17,333,333		17,333,333
Class C Common Units [Member]
Common unit, Authorized			5,850,000	5,850,000		5,850,000
Common unit, Issued			154,250	175,500		34,250
Common unit, Outstanding			154,250	175,500		34,250
Mcap Acquisition Corp [Member]
Preferred stock, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock, shares outstanding	0		0	0
Share dividend		718,750
Mcap Acquisition Corp [Member] | Common Class A [Member]
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, shares authorized	200,000,000		200,000,000	200,000,000
Common shares, shares issued	0		0	0
Common shares, shares outstanding	0		0	0
Mcap Acquisition Corp [Member] | Class A Common Stock Subject to Redemption
Common shares, par value, (per share)			$ 0.0001
Temporary Equity, Shares Outstanding	31,625,000		0	31,625,000
Mcap Acquisition Corp [Member] | Common Class B [Member]
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000		20,000,000	20,000,000
Common shares, shares issued	7,906,250	7,906,250	7,906,250	7,906,250
Common shares, shares outstanding	7,906,250	7,906,250	7,906,250	7,906,250
Share dividend	0.1	0.1	0.1
Number Of Shares Subject To Forfeiture			1,031,250